COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares/Units	Value
COMMON STOCK	115.3%
AUSTRALIA	5.3%
RAILWAYS	0.7%
Aurizon Holdings Ltd.		8,589,984	$18,131,934

TOLL ROADS	4.6%
Atlas Arteria Ltd.(a)(b)		18,295,481	59,441,044
Transurban Group(b)		6,284,238	57,384,263

			116,825,307

TOTAL AUSTRALIA			134,957,241

BRAZIL	3.1%
ELECTRIC	1.6%
Cia Paranaense de Energia—Copel(a)		17,778,477	40,352,107

RAILWAYS	0.4%
Rumo SA		3,469,832	10,411,615

TOLL ROADS	1.1%
Motiva Infraestrutura de Mobilidade SA		10,300,010	28,796,871

TOTAL BRAZIL			79,560,593

CANADA	12.0%
DIVERSIFIED	0.1%
Tidewater Renewables Ltd.(c)		789,442	2,558,298

MIDSTREAM	11.4%
Enbridge, Inc.		1,843,322	92,993,919
Keyera Corp.		748,046	25,096,118
Keyera Corp., Subscription Receipts		139,166	4,539,870
South Bow Corp.		851,002	24,080,232
TC Energy Corp.		2,655,177	144,368,214

			291,078,353

RAILWAYS	0.5%
Canadian National Railway Co.		113,718	10,723,827

TOTAL CANADA			304,360,478

CHINA	1.6%
GAS DISTRIBUTION	1.1%
ENN Energy Holdings Ltd., (H Shares)(a)		3,323,021	27,478,511

MARINE PORTS	0.5%
China Merchants Port Holdings Co. Ltd., (H Shares)(a)		7,242,000	13,559,062

TOTAL CHINA			41,037,573

FRANCE	1.1%
ELECTRIC
Engie SA		1,343,091	28,785,522

GREECE	0.5%
AIRPORTS
Athens International Airport SA		1,058,181	12,895,677

HONG KONG	2.3%
ELECTRIC
CLP Holdings Ltd.(a)		1,741,500	14,423,079

		Shares/Units	Value
Power Assets Holdings Ltd.(a)		7,090,000	$44,898,155

			59,321,234

INDIA	2.1%
ELECTRIC
NTPC Ltd.		4,922,799	18,889,754
Power Grid Corp. of India Ltd.		11,146,154	35,200,198

			54,089,952

ITALY	1.9%
COMMUNICATIONS	1.1%
Infrastrutture Wireless Italiane SpA(a)(d)		2,393,579	28,129,932

GAS DISTRIBUTION	0.8%
Italgas SpA		2,273,781	20,915,800

TOTAL ITALY			49,045,732

JAPAN	3.5%
ELECTRIC	1.8%
Chubu Electric Power Co., Inc.		1,674,800	23,312,546
Kansai Electric Power Co., Inc.		1,596,100	22,864,644

			46,177,190

GAS DISTRIBUTION	1.7%
Osaka Gas Co. Ltd.(a)		1,132,700	32,850,866
Tokyo Gas Co. Ltd.(a)		302,000	10,749,758

			43,600,624

TOTAL JAPAN			89,777,814

LUXEMBOURG	1.0%
COMMUNICATIONS
SES SA		3,264,739	24,856,804

MALAYSIA	1.5%
ELECTRIC	0.7%
Tenaga Nasional Bhd.		5,660,900	17,782,368

MARINE PORTS	0.8%
Westports Holdings Bhd.		15,775,000	20,091,244

TOTAL MALAYSIA			37,873,612

MEXICO	4.0%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV(a)		2,199,185	28,384,599
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)		2,010,458	47,350,356
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)		764,413	24,689,035

			100,423,990

NETHERLANDS	1.1%
MARINE PORTS
Koninklijke Vopak NV		628,620	28,812,759

NEW ZEALAND	1.2%
AIRPORTS
Auckland International Airport Ltd.		6,665,359	30,450,233

		Shares/Units	Value
PHILIPPINES	0.8%
MARINE PORTS
International Container Terminal Services, Inc.		2,451,410	$19,864,003

SPAIN	2.5%
AIRPORTS
Aena SME SA(a)(d)		2,342,820	64,006,215

UNITED KINGDOM	5.5%
ELECTRIC	4.7%
National Grid PLC		8,320,656	119,458,009

WATER	0.8%
Pennon Group PLC		3,151,786	19,820,794

TOTAL UNITED KINGDOM			139,278,803

UNITED STATES	64.3%
COMMUNICATIONS	7.1%
American Tower Corp.(a)		554,166	106,577,205
Crown Castle, Inc.(a)		765,231	73,837,139

			180,414,344

DIVERSIFIED	0.0%
Stem, Inc.(c)		31,887	558,660

ELECTRIC	34.9%
Alliant Energy Corp.(a)(e)		945,688	63,748,828
Ameren Corp.(a)(e)		245,041	25,577,380
Black Hills Corp.(a)		117,213	7,219,149
Consolidated Edison, Inc.(a)(e)		228,427	22,961,482
Dominion Energy, Inc.(a)		1,694,015	103,622,897
Duke Energy Corp.(a)(e)		931,827	115,313,591
Edison International(a)		450,782	24,919,229
Entergy Corp.(a)(e)		316,830	29,525,388
Evergy, Inc.(a)(e)		595,161	45,244,139
Net Power, Inc.(a)(c)(e)		731,336	2,201,321
NextEra Energy, Inc.(a)(e)		2,077,375	156,821,039
PPL Corp.(a)(f)		3,577,076	132,924,144
Public Service Enterprise Group, Inc.(a)		828,787	69,170,563
Southern Co.(a)		735,980	69,748,825
Xcel Energy, Inc.(a)		243,495	19,637,872

			888,635,847

GAS DISTRIBUTION	6.8%
NiSource, Inc.(a)		2,969,677	128,587,014
Sempra(a)		499,673	44,960,577

			173,547,591

MIDSTREAM	6.9%
Cheniere Energy, Inc.(a)(e)		79,633	18,712,162
Delek Logistics Partners LP(a)(e)		190,528	8,676,645
Energy Transfer LP(a)(e)(f)		1,606,191	27,562,238
Kinder Morgan, Inc.(a)(e)		493,337	13,966,371
Kinetik Holdings, Inc.(a)(e)		755,729	32,299,857
MPLX LP(a)(e)		514,959	25,722,202
ONEOK, Inc.(a)(e)		165,259	12,058,949

		Shares/Units	Value
Plains All American Pipeline LP(a)(e)		1,264,432	$21,571,210
Venture Global, Inc., Class A(a)(e)		1,183,198	16,789,580

			177,359,214

RAILWAYS	8.6%
CSX Corp.(a)(e)(f)		2,520,010	89,485,555
Norfolk Southern Corp.(a)(e)		204,941	61,566,326
Union Pacific Corp.(a)(f)		289,111	68,337,167

			219,389,048

TOTAL UNITED STATES			1,639,904,704

TOTAL COMMON STOCK (Identified cost—$2,157,078,116)			2,939,302,939

PREFERRED SECURITIES—EXCHANGE-TRADED	3.8%
BERMUDA	0.0%
INSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F(a)(g)		7,000	164,710

CANADA	0.1%
UTILITIES
Algonquin Power & Utilities Corp., 8.76% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A(a)(h)		89,073	2,271,362
Brookfield BRP Holdings Canada, Inc., 4.625%(a)(g)		100,000	1,550,000

			3,821,362

NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49(a)		65,287	1,341,648

UNITED STATES	3.6%
BANKING	1.1%
Bank of America Corp., 5.375%, Series KK(a)(g)		61,831	1,413,457
Bank of America Corp., 6.00%, Series GG(a)(g)		184,373	4,657,262
JPMorgan Chase & Co., 5.75%, Series DD(a)(g)		159,744	3,969,638
Morgan Stanley, 6.375%, Series I(a)(g)		118,969	2,977,794
Morgan Stanley, 6.625%, Series Q(g)		100,000	2,591,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(g)(i)		81,114	1,986,482
Wells Fargo & Co., 4.375%, Series CC(a)(g)		58,968	1,072,628
Wells Fargo & Co., 4.70%, Series AA(a)(g)		142,405	2,789,714
Wells Fargo & Co., 4.75%, Series Z(a)(g)		206,575	4,077,791
Wells Fargo & Co., 5.625%, Series Y(a)(g)		65,803	1,631,914
Wells Fargo & Co., 7.50%, Series L (Convertible)(g)		172	212,298

			27,379,978

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		144,325	3,452,254

CONSUMER STAPLE PRODUCTS	0.3%
CHS, Inc., 6.75%, Series 3(a)(g)		137,935	3,416,650
CHS, Inc., 7.10%, Series 2(a)(g)		135,283	3,371,252

			6,787,902

FINANCIAL SERVICES	0.3%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		32,128	783,923
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(g)		66,071	1,429,116
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(g)		100,000	2,196,000

		Shares/Units	Value
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		70,000	$1,258,600
KKR & Co., Inc., 6.875%, due 6/1/65, Series T		52,484	1,361,960

			7,029,599

INSURANCE	0.6%
Allstate Corp., 7.375%, Series J(a)(g)		98,834	2,618,113
Arch Capital Group Ltd., 5.45%, Series F(a)(g)		80,000	1,744,800
Athene Holding Ltd., 4.875%, Series D(a)(g)		55,443	1,007,954
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(g)(i)		115,223	2,932,425
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(i)		87,725	2,242,251
Corebridge Financial, Inc., 6.375%, due 12/15/64		49,019	1,203,416
Equitable Holdings, Inc., 5.25%, Series A(a)(g)		52,000	1,125,800
MetLife, Inc., 5.625%, Series E(a)(g)		86,560	2,153,613
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a)(g)(i)		7,267	174,045

			15,202,417

TELECOMMUNICATIONS	0.2%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69		10,892	231,128
AT&T, Inc., 4.75%, Series C(a)(g)		182,869	3,642,750
AT&T, Inc., 5.00%, Series A(a)(g)		13,078	273,984
T-Mobile USA, Inc., 5.50%, due 6/1/70		94,315	2,136,235

			6,284,097

UTILITIES	1.0%
CMS Energy Corp., 5.875%, due 10/15/78(a)		63,498	1,509,982
CMS Energy Corp., 5.875%, due 3/1/79(a)(e)		196,996	4,755,483
DTE Energy Co., 6.25%, due 10/1/85, Series H		174,400	4,428,016
NextEra Energy Capital Holdings, Inc., 6.50%, due 6/1/85, Series U		96,400	2,482,300
SCE Trust VIII, 6.95%, Series N(g)		38,033	827,598
Sempra, 5.75%, due 7/1/79(a)		150,675	3,444,431
Southern Co., 4.95%, due 1/30/80, Series 2020(a)		230,000	4,825,400
Southern Co., 6.50%, due 3/15/85		100,000	2,579,000
Xcel Energy, Inc., 6.25%, due 10/15/85		60,800	1,514,832

			26,367,042

TOTAL UNITED STATES			92,503,289

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$102,968,172)			97,831,009

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	20.6%
AUSTRALIA	0.1%
INSURANCE
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46(a)(i)(j)		1,800,000	1,813,167

BERMUDA	0.1%
INSURANCE
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35(j)		1,600,000	1,708,727

CANADA	3.6%
BANKING	1.0%
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85(a)(e)(i)		3,000,000	3,134,300

		Principal Amount*	Value
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84(a)(e)(i)		3,200,000	$3,439,165
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82(a)(e)(i)		3,400,000	3,617,998
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85(i)		2,200,000	2,261,985
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85(i)		5,000,000	4,955,915
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85(i)		3,000,000	3,097,822
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82(a)(e)(i)		4,200,000	4,444,863

			24,952,048

PIPELINES	1.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(a)(i)		5,980,000	6,047,741
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(a)(e)(i)		4,155,000	4,173,893
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(a)(e)(i)		5,913,000	5,981,295
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(a)(e)(i)		3,985,000	4,150,879
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(a)(e)(i)		1,920,000	2,085,533
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5(a)(e)(i)		3,820,000	4,117,223
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84(a)(e)(i)		2,060,000	2,361,079
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(a)(i)		5,008,000	4,973,815
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82(a)(e)(i)		2,500,000	2,481,047
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(a)(e)(i)		6,499,000	6,527,193

			42,899,698

TELECOMMUNICATIONS	0.5%
Bell Canada, 6.875% to 6/15/30, due 9/15/55(a)(e)(i)		3,000,000	3,116,340
Bell Canada, 7.00% to 6/15/35, due 9/15/55(i)		3,000,000	3,138,423
TELUS Corp., 6.625% to 7/15/30, due 10/15/55(i)		4,000,000	4,119,162
TELUS Corp., 7.00% to 7/15/35, due 10/15/55(i)		4,000,000	4,222,248

			14,596,173

UTILITIES	0.4%
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54(d)(i)		2,800,000	2,901,004
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A(a)(e)(i)		7,268,000	7,314,770

			10,215,774

TOTAL CANADA			92,663,693

FINLAND	0.1%
BANKING
Nordea Bank Abp, 6.625% to 3/26/26(a)(d)(g)(i)(k)		1,400,000	1,408,834

FRANCE	1.4%
BANKING
BNP Paribas SA, 7.00% to 8/16/28(a)(d)(g)(i)(k)		1,000,000	1,029,149
BNP Paribas SA, 7.75% to 8/16/29(a)(d)(g)(i)(k)		3,200,000	3,397,606
BNP Paribas SA, 8.00% to 8/22/31(d)(g)(i)(k)		2,000,000	2,157,310
BNP Paribas SA, 8.50% to 8/14/28(a)(d)(g)(i)(k)		2,000,000	2,139,404
BNP Paribas SA, 9.25% to 11/17/27(a)(d)(e)(g)(i)(k)		7,200,000	7,758,418
Credit Agricole SA, 7.125% to 9/23/35(d)(g)(i)(k)		3,200,000	3,270,806
Societe Generale SA, 6.75% to 4/6/28(a)(d)(g)(i)(k)		4,000,000	4,033,116
Societe Generale SA, 8.125% to 11/21/29(d)(g)(i)(k)		2,600,000	2,728,120
Societe Generale SA, 9.375% to 11/22/27(a)(d)(e)(g)(i)(k)		2,400,000	2,576,626
Societe Generale SA, 10.00% to 11/14/28(a)(d)(e)(g)(i)(k)		5,000,000	5,546,210

			34,636,765

		Principal Amount*	Value
GERMANY	0.1%
BANKING
Commerzbank AG, 7.50% to 10/9/30(g)(i)(j)(k)		3,200,000	$3,365,604

JAPAN	0.7%
FINANCIAL SERVICES	0.1%
Nomura Holdings, Inc., 7.00% to 7/15/30(g)(i)(k)		2,800,000	2,901,881

INSURANCE	0.6%
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35(a)(d)(e)(g)(i)		3,400,000	3,536,772
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55(a)(d)(e)(i)		4,130,000	4,450,868
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55(d)(i)		2,600,000	2,648,818
Sumitomo Life Insurance Co., 5.875% to 1/18/34(a)(d)(e)(g)(i)		4,400,000	4,524,141

			15,160,599

TOTAL JAPAN			18,062,480

NETHERLANDS	0.6%
BANKING	0.5%
ING Groep NV, 7.25% to 11/16/34(g)(i)(j)(k)		6,800,000	7,212,250
ING Groep NV, 8.00% to 5/16/30(g)(i)(j)(k)		5,400,000	5,868,090

			13,080,340

INSURANCE	0.1%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48(a)(i)		2,875,000	2,902,861

TOTAL NETHERLANDS			15,983,201

SPAIN	0.7%
BANKING
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(g)(i)(k)		4,000,000	4,469,438
Banco Santander SA, 8.00% to 2/1/34(a)(e)(g)(i)(k)		3,800,000	4,192,601
Banco Santander SA, 9.625% to 11/21/28(a)(e)(g)(i)(k)		4,400,000	4,936,457
Banco Santander SA, 9.625% to 5/21/33(a)(e)(g)(i)(k)		3,800,000	4,588,590

			18,187,086

SWEDEN	0.2%
BANKING
Swedbank AB, 7.75% to 3/17/30(g)(i)(j)(k)		4,400,000	4,737,744

SWITZERLAND	1.2%
BANKING	0.8%
Credit Suisse Group AG, 5.25%, Claim(c)(d)(g)(k)(l)		1,600,000	152,000
Credit Suisse Group AG, 6.375%, Claim(c)(d)(g)(k)(l)		2,000,000	190,000
Credit Suisse Group AG, 7.50%, Claim(c)(d)(g)(k)(l)		600,000	57,000
UBS Group AG, 6.85% to 9/10/29(d)(g)(i)(k)		2,600,000	2,690,852
UBS Group AG, 7.00% to 2/5/35(d)(g)(i)(k)		2,200,000	2,245,010
UBS Group AG, 9.25% to 11/13/28(a)(d)(e)(g)(i)(k)		7,000,000	7,739,858
UBS Group AG, 9.25% to 11/13/33(a)(d)(e)(g)(i)(k)		5,200,000	6,200,022

			19,274,742

INSURANCE	0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27(g)(i)(j)		3,120,000	3,143,256
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52(a)(i)(j)		3,700,000	3,745,596

		Principal Amount*		Value
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51(i)(j)		4,000,000		$3,628,812

				10,517,664

TOTAL SWITZERLAND				29,792,406

UNITED KINGDOM	2.0%
BANKING	1.7%
Barclays PLC, 7.625% to 3/15/35(g)(i)(k)		2,400,000		2,545,834
Barclays PLC, 8.00% to 3/15/29(g)(i)(k)		2,000,000		2,119,763
Barclays PLC, 9.625% to 12/15/29(a)(e)(g)(i)(k)		9,800,000		11,143,306
HSBC Holdings PLC, 6.00% to 5/22/27(g)(i)(k)		2,600,000		2,613,239
HSBC Holdings PLC, 6.50% to 3/23/28(a)(g)(i)(k)		2,800,000		2,863,599
HSBC Holdings PLC, 6.875% to 9/11/29(a)(e)(g)(i)(k)		4,400,000		4,578,112
Lloyds Banking Group PLC, 6.75% to 9/27/31(a)(e)(g)(i)(k)		4,000,000		4,101,225
Lloyds Banking Group PLC, 8.00% to 9/27/29(a)(e)(g)(i)(k)		3,000,000		3,248,883
NatWest Group PLC, 6.00% to 12/29/25(a)(g)(i)(k)		2,000,000		2,010,106
NatWest Group PLC, 8.125% to 11/10/33(a)(e)(g)(i)(k)		3,000,000		3,382,065
Standard Chartered PLC, 7.875% to 3/8/30(d)(g)(i)(k)		3,800,000		4,086,889

				42,693,021

INSURANCE	0.0%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(a)(i)(j)		1,300,000		1,294,593

TELECOMMUNICATIONS	0.3%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(a)(i)		2,090,000		1,958,547
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(a)(i)		4,500,000		4,760,236

				6,718,783

TOTAL UNITED KINGDOM				50,706,397

UNITED STATES	9.8%
BANKING	3.3%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(g)(i)		2,682,000		2,712,457
Bank of America Corp., 6.25% to 7/26/30, Series UU(g)(i)		2,640,000		2,676,106
Bank of America Corp., 6.625% to 5/1/30, Series OO(g)(i)		3,000,000		3,124,842
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(e)(g)(i)		3,500,000		3,480,251
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a)(e)(g)(i)		2,310,000		2,263,948
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(g)(i)		7,850,000		7,909,016
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(e)(g)(i)		5,545,000		5,720,483
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(e)(g)(i)		5,000,000		5,141,535
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(e)(g)(i)		3,800,000		3,994,811
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(g)(i)		2,000,000		2,008,572
CoBank ACB, 6.25% to 10/1/26, Series I(g)(i)		2,866,000		2,880,903
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(g)(i)		1,500,000		1,578,220
First Horizon Bank, 5.44% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(d)(g)(h)		1,806	†	1,372,560
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(e)(g)(i)		4,170,000		4,090,077
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(g)(i)		1,000,000		984,691
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(e)(g)(i)		3,000,000		3,119,874
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(g)(i)		1,000,000		1,011,117
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(e)(g)(i)		2,290,000		2,420,656
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(g)(i)		300,000		295,911
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(g)(i)		2,000,000		2,109,244
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(e)(g)(i)		4,450,000		4,529,183
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(g)(i)		2,000,000		2,055,462

		Principal Amount*	Value
State Street Corp., 6.70% to 3/15/29, Series I(a)(e)(g)(i)		4,000,000	$4,165,836
State Street Corp., 6.70% to 9/15/29, Series J(a)(e)(g)(i)		3,000,000	3,138,039
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(e)(g)(i)		556,000	556,013
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(g)(i)		500,000	495,574
Wells Fargo & Co., 5.95%, due 12/15/36(a)(e)		2,830,000	2,930,835
Wells Fargo & Co., 6.85% to 9/15/29(a)(e)(g)(i)		4,000,000	4,210,600
Wells Fargo & Co., 7.625% to 9/15/28(a)(e)(g)(i)		3,390,000	3,633,487

			84,610,303

HEALTH CARE	0.2%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(i)		1,700,000	1,757,536
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(i)		3,000,000	3,154,329

			4,911,865

INSURANCE	2.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a)(i)		3,700,000	3,795,968
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(e)(i)		4,073,000	4,115,787
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(i)		2,500,000	2,563,550
Corebridge Financial, Inc., 6.375% to 6/15/34, due 9/15/54(a)(e)(i)		2,000,000	2,055,658
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(e)(i)		7,170,000	7,354,608
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(i)		4,480,000	4,673,554
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(a)(d)(e)(i)		2,600,000	2,755,348
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(e)(g)(i)		2,993,000	3,222,949
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(d)(e)		5,850,000	6,552,766
MetLife, Inc., 9.25%, due 4/8/38(a)(d)(e)		6,500,000	7,810,875
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(a)(e)(i)		1,600,000	1,608,827
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(e)(i)		4,500,000	4,687,929
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(i)		1,200,000	1,285,900
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(e)(i)		3,000,000	3,238,596
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(i)		2,200,000	2,311,245
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(g)(i)		1,310,000	1,393,511

			59,427,071

PIPELINES	0.8%
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(i)		3,800,000	3,797,008
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(g)(i)		4,311,000	4,462,799
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(i)		2,000,000	2,138,714
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(i)		3,600,000	3,574,710
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(d)(e)(g)(i)		6,392,000	6,339,455

			20,312,686

UTILITIES	3.2%
AES Corp., 7.60% to 10/15/29, due 1/15/55(i)		2,000,000	2,076,162
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(a)(e)(i)		4,200,000	4,073,757
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(i)		3,310,000	3,306,677
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(i)		2,200,000	2,386,456
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(a)(e)(i)		3,780,000	4,019,025
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)(e)(i)		3,510,000	3,663,773
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(a)(i)		1,125,000	1,099,065
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(i)		3,500,000	3,627,327
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(e)(g)(i)		8,000,000	7,900,167
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(i)		1,050,000	1,058,673

		Principal Amount*	Value
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(i)		4,600,000	$4,634,352
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(e)(i)		5,180,000	5,424,626
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(e)(i)		3,800,000	3,977,475
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(i)		2,000,000	2,100,506
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(i)		2,000,000	2,051,770
National Rural Utilities Cooperative Finance Corp., 7.125% to 6/15/28, due 9/15/53(a)(e)(i)		2,240,000	2,358,695
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(e)(i)		2,538,000	2,557,736
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(i)		1,500,000	1,558,884
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(e)(i)		4,000,000	4,143,972
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(i)		1,500,000	1,617,181
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(i)		3,000,000	3,129,402
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(e)(i)		2,500,000	2,438,682
Sempra, 4.875% to 10/15/25(a)(g)(i)		5,780,000	5,786,242
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(e)(i)		3,520,000	3,601,682
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(e)(i)		3,000,000	3,112,605

			81,704,892

TOTAL UNITED STATES			250,966,817

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$502,290,017)			524,032,921

CORPORATE BONDS	0.5%
ITALY	0.0%
UTILITIES
Enel Finance International NV, 7.50%, due 10/14/32(a)(d)(e)		400,000	461,381

UNITED STATES	0.5%
REAL ESTATE	0.2%
Realty Income Corp., 3.40%, due 1/15/30(a)(e)		3,060,000	2,963,877
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(a)(d)(e)		1,700,000	1,721,770

			4,685,647

UTILITIES	0.3%
American Electric Power Co., Inc., 5.75%, due 11/1/27(a)		1,015,000	1,048,169
Southern Co., 5.113%, due 8/1/27(a)(e)		6,000,000	6,103,580

			7,151,749

TOTAL UNITED STATES			11,837,396

TOTAL CORPORATE BONDS (Identified cost—$11,907,251)			12,298,777

		Shares/Units
WARRANTS	0.0%
UNITED STATES—ELECTRIC	0.0%
Net Power, Inc., exercise price $11.50, expires 3/12/26(a)(c)		182,834	137,126

TOTAL WARRANTS (Identified cost—$621,636)			137,126

		Shares/ Units	Value
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(m)		3,518,759	$3,518,759
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(m)		3,513,000	3,513,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,031,759)			7,031,759

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,781,896,951)	140.5%		3,580,634,531
WRITTEN OPTION CONTRACTS (Premiums received—$402,381)	(0.0)		(438,872)
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.5)		(1,031,177,404)

NET ASSETS	100.0%		$2,549,018,255

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(n)	Premiums Received	Value
Call — Duke Energy Corp.	$125.00	10/17/25	(884)	$ (10,939,500)	$ (70,346)	$ (106,964)
Call — Public Service Enterprise Group, Inc.	85.00	11/21/25	(1,091)	(9,105,486)	(195,918)	(248,748)
Put — Oneok, Inc.	70.00	10/17/25	(1,188)	(8,668,836)	(136,117)	(83,160)

			(3,163)	$ (28,713,822)	$ (402,381)	$ (438,872)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
$ 212,500,000	1.240%	Monthly	4.354%(o)	Monthly	2/3/26	$ 2,537,396	$ (992)	$ 2,538,388
85,000,000	0.898%	Monthly	4.354%(o)	Monthly	5/1/26	1,727,563	(4,634)	1,732,197
255,000,000	1.237%	Monthly	4.354%(o)	Monthly	9/15/27	11,274,026	(26,813)	11,300,839
130,000,000	3.655%	Monthly	4.240%(o)	Monthly	9/15/28	(1,323,051)	—	(1,323,051)
130,000,000	3.588%	Monthly	4.240%(o)	Monthly	9/15/28	(1,069,274)	—	(1,069,274)

						$ 13,146,660	$ (32,439)	$ 13,179,099

Glossary of Portfolio Abbreviations

OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$2,939,302,939	$—	$—	$2,939,302,939
Preferred Securities—Exchange-Traded:
Utilities	28,673,572	1,514,832	—	30,188,404
Other Industries	67,642,605	—	—	67,642,605
Preferred Securities—Over-the-Counter	—	524,032,921	—	524,032,921
Corporate Bonds	—	12,298,777	—	12,298,777
Warrants	137,126	—	—	137,126
Short-Term Investments	—	7,031,759	—	7,031,759

Total Investments in Securities(p)	$3,035,756,242	$544,878,289	$—	$3,580,634,531

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Swap Contracts	$—	$15,571,424	$—	$15,571,424

Total Derivative Assets(p)	$—	$15,571,424	$—	$15,571,424

Interest Rate Swap Contracts	$—	$(2,392,325)	$—	$(2,392,325)
Written Option Contracts	(438,872)	—	—	(438,872)

Total Derivative Liabilities(p)	$(438,872)	$(2,392,325)	$—	$(2,831,197)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $2,212,370,190 in aggregate has been pledged as collateral.
(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non–income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $196,619,135 which represents 7.7% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $961,126,204 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $19,764,757 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Variable rate. Rate shown is in effect at September 30, 2025.
(i)	Security converts to floating rate after the indicated fixed–rate coupon period.
(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $36,517,839 which represents 1.4% of the net assets of the Fund, of which 0.0% are illiquid.

(k)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $140,286,017 which represents 5.5% of the net assets of the Fund (3.9% of the managed assets of the Fund).

(l)	Security is in default.
(m)	Rate quoted represents the annualized seven–day yield.
(n)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(o)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2025.
(p)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Sector Summary	% of Managed Assets
Electric	34.8
Midstream	13.0
Banking	7.6
Gas Distribution	7.4
Railways	7.2
Communications	6.5
Airports	5.8
Toll Roads	4.0
Utilities	3.6
Insurance	3.0
Marine Ports	2.3
Pipelines	1.8
Telecommunications	0.8
Water	0.6
Other	1.6

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.